Credit Risk - Disclosure of Post Model Adjustments Explanatory (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest-only maturity default risk
Statement [Line Items]
Post model adjustments	£ 49	£ 51
Buy-To-Let
Statement [Line Items]
Post model adjustments	24	21
Long-term indeterminate arrears
Statement [Line Items]
Post model adjustments	29	19
12+ months in arrears
Statement [Line Items]
Post model adjustments	30	23
Corporate Covid-19 Affected Segments
Statement [Line Items]
Post model adjustments	193	0
Payment Holidays
Statement [Line Items]
Post model adjustments	27	0
Corporate: Tall Tree
Statement [Line Items]
Post model adjustments	£ 35	£ 0